SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Significant Accounting Policies Details 1Abstract
Deferred revenue short term, Beginning Balance			$ 237,347	$ 432,836
Deferred revenue long term, Beginning Balance			401,346	613,428
Total deferred revenue, Beginning Balance			638,693	1,046,264
Cash payments received			25,000
Net sales recognized	$ (59,824)	$ (101,344)	(202,522)	$ (378,864)
Total deferred revenue, Ending Balance	461,171		461,171
Deferred revenue short term, Ending Balance	215,236		215,236
Deferred revenue long term, Ending Balance	$ 245,935		$ 245,935